UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2013 to March 31, 2013

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

May 15, 2013
(Date of report)

Credit Suisse First Boston Mortgage Securities Corp.
(Exact name of securitizer as specified in its charter)

025-00698	0000802106
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patrick A. Remmert, President, (212) 325-7579
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02       Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name and CIK # (in each case below solely if applicable) of Issuing Entities with Asset-Backed Securities Outstanding During Reporting Period (listed in order of date of formation)	Check if Trans-action is Registered Under Securities Act of 1933	Name(s) of All Originator(s) of Underlying Assets for Each Issuing Entity (regardless of whether any repurchase requests have been made of such originator)	Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets in Transaction Contributed by Each Originator as of the Time of Issuance
Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets Subject to Demand for Repurchase or Replacement as of the Related Reporting Period End Date (regardless of whether demand was made (i) during the reporting period or (ii)  pursuant to the transaction agreement)
									Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets That Were Repurchased or Replaced as of the Related Reporting Period End Date
Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets Pending Repurchase or Replacement (within the transaction specified repurchase or replacement cure period) as of the Related Reporting Period End Date
															Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands in Dispute			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands Withdrawn			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands Rejected			Notes
(a)	(b)	(c)	# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Asset Class: CMBS
Credit Suisse Commercial Mortgage Trust Series 2006-C4 (CIK 0001374479)	X	Column Financial, Inc.	166	$2,774,483,912	64.9%	1	$2,449,055	0.07%	0	$0	0.00%	0	$0	0.00%	1	$2,449,055	0.07%	0	$0	0.00%	0	$0	0.00%
		LaSalle Bank National Association	87	646,736,657	15.1	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		KeyBank National Association	43	492,455,312	11.5	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Column Financial, Inc. / Barclays Capital Mortgage Inc.	1	181,000,000	4.2	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		NCB, FSB	63	178,416,072	4.2	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			360	$4,273,091,953	100%	1	$2,449,055	0.07%	0	0	0.00%	0	0	0.00%	1	$2,449,055	0.07%	0	0	0.00%	0	0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2006-TFL2		Column Financial, Inc.	15.5	$1,906,800,000	98.9%	1	$78,000,000	10.47%	0	0	0.00	0	$0	0.00%	1	$78,000,000	10.47%	0	0	0	0	0	0.00
		Barclays Capital Real Estate Inc.	0.5	21,500,000	1.1%	0	0	0.00	0	0	0.00	0	0	0.00%	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			16	$1,928,300,000	100%	1	$78,000,000	10.47%	0	$0	0.00%	0	$0	0.00%	1	$78,000,000	10.47%	0	$0	0.00%	0	$0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2007-C2 (CIK 0001396399)	X	Column Financial, Inc.	179.5	$2,833,276,057	85.9%	2	$16,650,000	0.61%	0	$0	0.00%	0	$0	0.00%	2	$16,650,000	0.61%	0	$0	0.00%	0	$0	0.00%
		KeyBank National Association	27.5	464,462,649	14.1%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			207	$3,297,738,706	100%	2	$16,650,000	0.61%	0	$0	0.00%	0	$0	0.00%	2	$16,650,000	0.61%	0	$0	0.00%	0	$0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2007-C4 (CIK 0001408778)	X	Column Financial, Inc.	153	$1,791,406,093	86.1%	1	$1,730,295	0.09%	0	$0	0.00%	0	$0	0.00%	1	$1,730,295	0.09%	0	$0	0.00%	0	$0	0.00%
		PNC Bank, National Association	23	191,156,566	9.2	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		NCB, FSB	35	98,701,836	4.7	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			211	$2,081,264,494	100%	1	$1,730,295	0.09%	0	$0	0.00%	0	$0	0.00%	1	$1,730,295	0.09%	0	$0	0.00%	0	$0	0.00%
Total by Asset Class			794	$11,580,395,153		5	$98,829,350		0	$0		0	$0		5	$98,829,350		0	$0		0	$0

Asset Class: RMBS
TBW Mortgage-Backed Trust 2007-2 (CIK 0001399456)	X	Taylor Bean & Whitaker Mortgage Corporation	3,452	$649,173,438	100%	73	$12,455,363	4.46%	0	$0	0.00%	2	$255,300	0.09%	1,478	$288,180,726	103.13%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity			3,452	$649,173,438	100%	73	$12,455,363	4.46%	0	$0	0.00%	2	$255,300	0.09%	1,478	$288,180,726	103.13%	0	$0	0.00%	0	$0	0.00%
Total by Asset Class			3,452	$649,173,438		73	$12,455,363		0	$0		2	$255,300		1,478	$288,180,726		0	$0		0	$0

Total for All Asset Classes			4,246	$12,229,568,591		78	$111,284,713		0	$0		2	$255,300		1,483	$387,010,076		0	$0		0	$0

The following notes apply generally to the table above:

(a)
With respect to all asset classes, we have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records and the records of our affiliates that acted as securitizers in our transactions regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  We followed up requests made of Demand Entities as we deemed appropriate. The information in this Form ABS-15G has not been verified by any third party.

(b)
With respect to the RMBS asset class, assets included in “Assets Subject of Demand” include only assets where a demand was made during or prior to the reporting period for which we have not yet completed our initial investigation and assigned such assets to one of the other categories as of the end of the reporting period.

(c)
With respect to the RMBS asset class, assets included in “Assets That Were Repurchased or Replaced” include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase. With respect to the RMBS asset class, assets included in “Assets Pending Repurchase or Replacement” include only assets for which a decision to repurchase, replace or make-whole has been approved but such action has not been completed, and are shown without regard to cure period status.

(d)
With respect to the RMBS asset class, the principal balances appearing in columns (h), (k), (n), (q), (t) and (w) and the percentages appearing in columns (i), (l), (o), (r), (u) and (x) reflect the following:

(i)  for denominator for percentage calculations:  aggregate pool principal balance of all assets in the pool as reported to security holders as of the end of the reporting period;
(ii)  for each asset relating to columns (h), (i), (t), (u), (w) and (x):  outstanding principal balance of such asset;
(iii)  for each asset relating to columns (k) and (l):  outstanding principal balance of such asset at time of repurchase, replacement or make-whole, plus fees, penalties and accrued interest; and,
(iv) for each asset relating to columns (n), (o), (q) and (r):  if known, outstanding principal balance of such asset, plus outstanding fees, penalties and accrued interest; otherwise original principal balance of such asset.

(e)
With respect to all asset classes, the scope of this Form ABS-15G is limited to transactions with activity to report in which Credit Suisse First Boston Mortgage Securities Corp. is the depositor, and the sponsor is either (i) not an affiliate of Credit Suisse First Boston Mortgage Securities Corp. or (ii) an affiliate of Credit Suisse First Boston Mortgage Securities Corp. that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. (Securitizer)

Date: May 15, 2013	By:	/s/ Patrick A. Remmert
Name: Patrick A. Remmert
Title: President